Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Abstract]
Operating loss carryovers	$ 675	$ 198,091
Change in valuation allowance	$ 214,262	$ 712,604